PROPERTY, PLANT AND EQUIPMENT - Cost Model (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 7,576	$ 6,803
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	14,516	14,633
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	22,782	13,013
Data
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 15,801	$ 11,856